10 State House Square
                                              Hartford, CT 06103-3602

[AETNA LOGO]                                  Ellen Valvo
[AETNA LETTERHEAD]                            Paralegal
                                              Law Division, SH11
June 2, 1999                                  Investments & Financial Services
                                              (860) 275-2166
                                              Fax:  (860) 275-2158


U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Attention: Filing Desk

Re:    Aetna GET Fund
       Files Nos. 33-12723 and 811-5062
       Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "Act"), this is to certify that the Prospectus and Statement of Additional Information of Aetna GET Fund (the "Fund") that would be filed pursuant to Rule 497(c) under the Act would not have differed from that contained in Post-Effective Amendment No.
15 to the Fund's Registration Statement on Form N-1A, effective June 1, 1999.

If you have any questions regarding this submission, please contact the undersigned at (860) 275-2166.

Sincerely,

/s/ Ellen Valvo

Ellen Valvo